VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Doubtful Accounts, Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	$ 676	$ 669	$ 633
Additions, charged to expense and cost accounts	90	49	115
Writeoffs	(154)	(146)	(189)
Other	(34)	104	111
Balance at the End of the Period	578	676	669
Allowance For Doubtful Accounts, Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	58	100	180
Additions, charged to expense and cost accounts	1	(12)	33
Writeoffs	(17)	(29)	(56)
Other	(3)	(1)	(58)
Balance at the End of the Period	38	58	100
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	674	679	643
Additions, charged to expense and cost accounts	230	254	259
Writeoffs	(279)	(285)	(242)
Other	1	26	18
Balance at the End of the Period	625	674	679
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	888	871	984
Additions, charged to revenue accounts	3,157	3,234	3,969
Writeoffs	(3,132)	(3,216)	(4,019)
Other	(51)	(1)	(65)
Balance at the End of the Period	$ 861	$ 888	$ 871